Offerings - Offering: 1	Apr. 17, 2025 USD ($) shares $ / shares
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.20 par value per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit | $ / shares	36.81
Maximum Aggregate Offering Price	$ 294,480,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,084.89
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of the Registrant’s Common Stock registered hereby pursuant to the Occidental Petroleum Corporation Savings Plan, as amended from time to time, is subject to adjustment to prevent dilution resulting from stock splits, stock dividends or any other similar transaction.

(2)
Computed solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The maximum offering price per share and the maximum aggregate offering price are based on $36.81, which was the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on April 11, 2025.